Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
OPERATING ACTIVITIES
Net earnings (loss)	$ (17,199,681)	$ 123,012,973	$ 22,413,578	$ (71,591,031)
Non-cash items:
Depreciation and amortization	3,046,488	1,368,805	7,768,914	3,901,188
Share-based compensation	2,682,470	5,996,191	9,840,110	66,001,039
Accretion expense on common shares, retractable	0	0	0	2,031,863
Accretion and revaluation expense on balance of purchase price payable related to the acquisition of the dealership rights	0	(58,723)	82,850	228,121
Accretion expense on convertible debt instruments	0	0	0	2,503,097
Gain on derecognition of the balance of purchase price payable related to the acquisition of the dealership rights	0	0	(2,130,583)	0
Change in fair value of share warrant obligations	(7,643,140)	(138,423,798)	(86,033,933)	(39,208,584)
Unrealized foreign exchange loss (gain)	1,102,315	201,818	832,209	(232,551)
Net change in non-cash working capital items	(18,405,005)	(22,842,689)	(41,719,676)	(45,095,632)
Cash flows used in operating activities	(36,416,553)	(30,745,423)	(88,946,531)	(81,462,490)
INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(21,897,519)	(4,991,385)	(89,930,883)	(9,388,107)
Acquisition of intangible assets	(18,789,392)	(9,480,960)	(57,479,103)	(26,647,917)
Disposal of property, plant and equipment	24,413	0	24,413	0
Government assistance related to intangible assets	0	169,239	0	1,946,554
Cash flows used in investing activities	(40,662,498)	(14,303,106)	(147,385,573)	(34,089,470)
FINANCING ACTIVITIES
Net change in credit facilities	0	0	0	(16,262,610)
Repayment of loans on research and development tax credits and subsidies receivable	0	0	0	(2,745,712)
Increase in long-term debt	45,234,309	0	48,938,114	15,775,473
Repayment of long-term debt and other debts	(47,277)	(75,138)	(420,385)	(41,480,736)
Repayment of convertible debt instruments	0	0	0	(23,903,068)
Payment of lease liabilities	(1,420,153)	(629,978)	(3,757,691)	(1,659,950)
Proceeds from issuance of shares through private placement, net of issuance costs	0	0	0	196,255,491
Proceeds from issuance of shares through "at-the-market" equity program	19,186,356	0	19,186,356	0
Proceeds from the issuance of shares through exercise of stock options and warrants	0	670,205	3,798	724,599
Proceeds from issuance of shares through business combination transaction	0	0	0	308,232,870
Cash flows from (used in) financing activities	62,953,235	(34,911)	63,950,192	434,936,357
Effect of exchange rate changes on cash held in foreign currency	(2,264,281)	(1,374,045)	(2,706,703)	(1,446,597)
Net (decrease) increase in cash	(16,390,097)	(46,457,485)	(175,088,615)	317,937,800
Cash (bank overdraft), beginning of period	83,003,512	364,304,209	241,702,030	(91,076)
Cash, end of period	66,613,415	317,846,724	66,613,415	317,846,724
Other information on cash flows related to operating activities:
Interest paid	697,218	242,176	1,551,338	4,243,019
Interest paid under lease liabilities	$ 803,084	$ 114,618	$ 2,343,146	$ 304,223